Performance Management - U.S. Managed Volatility Fund - SIIT U.S. Managed Volatility Fund	Feb. 18, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Change in Secondary Benchmark Index of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2023)," the first paragraph thereunder is hereby deleted and replaced with the following:

Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), and three additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI USA Minimum Volatility Index (Net), the Russell 3000 Index, and the Fund's 75/25 Blended Benchmark, which consists of the MSCI USA Minimum Volatility Index (Net) and the Russell 3000 Value Index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:

Performance [Table]
U.S. Managed Volatility Fund	1 Year	5 Years	10 Years	Since Inception (12/31/2008)
Return Before Taxes	4.76%	8.83%	8.84%	11.38%
Return After Taxes on Distributions	1.68%	6.08%	5.94%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	6.69%	6.50%	8.77%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.96%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	9.14%	9.66%	9.71%	11.59%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%	13.83%
The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.32%	10.52%	9.93%	12.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE